Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Nov. 17, 2017	Dec. 31, 2016
Pledged fixed maturity securities secured trust deposits	$ 414	$ 364		$ 332
Customer advances and deposits	2	3		212
Pledged cash secured trust deposits	420	475		331
Trade and notes receivables, allowance	$ 18	$ 18		$ 21
Common stock, par value (in usd per share)			$ 0.0001
Preferred stock par value (in usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000		50,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares authorized (in shares)	0	0		0
Treasury stock, shares (in shares)	13,289,502	13,286,567		27,001,492
FNF Group Common Stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	487,000,000	487,000,000		487,000,000
Common stock, shares outstanding (in shares)	274,576,896	274,431,737		272,205,261
Common stock, shares issued (in shares)	287,866,398	287,718,304		285,041,900
FNFV Group Common Stock
Common stock, par value (in usd per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		0		113,000,000
Common stock, shares outstanding (in shares)		0		66,416,822
Common stock, shares issued (in shares)		0		80,581,675
ServiceLink Holdings, LLC
Ownership interest percent	21.00%	21.00%		21.00%